Schedule of change in fair value recognized in the consolidated statements of operations (Details) - Fair Value, Inputs, Level 3 [Member] - HKD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year		$ 1,157,520	$ 1,157,520
Change in fair value recognized in the consolidated statements of operations	[1]	186,409
Balance at end of the year		$ 1,343,929	$ 1,157,520

[1]	The change in fair value was not material for the year ended September 30, 2024.